As filed with the Securities and Exchange Commission on August 8, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number (811-05037)
Professionally Managed Portfolios
(Exact name of registrant as specified in charter)
615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)
Eric Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave.
Milwaukee, WI 53202
(Name and address of agent for service)
(414) 765-5301
Registrant’s telephone number, including area code
Date of fiscal year end: November 30,
Date of reporting period: May 31, 2011

Item 1. Report to Stockholders.

Stephens Funds®

Semi-Annual Report

May 31, 2011

Small Cap Growth Fund
Mid Cap Growth Fund

Shareholder Letter	2
Expense Example	7
Schedules of Investments	10
Statements of Assets and Liabilities	23
Statements of Operations	25
Statements of Changes in Net Assets	26
Financial Highlights	30
Notes to Financial Statements	34
Additional Information	43
Privacy Policy	44

Stephens Funds®

July 27, 2011

Fellow Shareholder:

We are pleased to present to you this semi-annual report. It contains a brief overview of the past six months ended May 31, 2011, as well as some thoughts about the market going forward. We also take a look at some of the specifics of each Fund’s performance and identify some of the key investments that contributed to that performance.

Market Overview

Macro concerns finally got the best of the market as we neared the midway point of 2011 and stalled the upward trajectory we had seen after a robust 2010. Small cap stocks performed well and outperformed the broader market. For the six month period ended May 31, 2011 the Russell 2000® Growth posted a return of 19.39% which compares favorably to the 15.03% produced by the S&P 500® Index.

The Arab Spring continued to cause unrest in the Middle East. Even with the conflict in Libya escalating and involving U.S. forces, it took a back seat, in western media, to the nuclear crisis in Japan. By the end of the period however, most of the world was focused on the European debt crisis.

Greece is the word — the country continued to grapple with austerity plans, and Europe dealt with the bailout, hinting at the “Too Big to Fail” mantra. The contagion fears seem real as many European banks hold the Greek debt, and no one really knows who has the relevant credit default swap exposure. On top of that and adding to the list of PIGS (Portugal, Ireland, Greece and Spain), the latest casualty seems to be Italy, experiencing debt problems of its own.

These foreign macro issues all impacted the risk appetite for equities here, but domestically we are dealing with endogenous problems as well. Unemployment data continues to disappoint, suggesting that all the stimulus and easy monetary policy hasn’t done much to help the actual economy, although it may be boosting asset prices. The debt ceiling is the latest issue causing concern for investors.

Valuations for equities had become somewhat stretched. As we approached the halfway point of 2011, the Russell 2000® Growth Index had posted significant gains for six out of the last seven quarters — perhaps we needed to digest those valuations. Under the surface of the overall market, there was some divergence among individual stock performance, essentially a bias toward companies with organic growth, and those with consistent and defensible business models.

Stephens Small Cap Growth Fund

The Stephens Small Cap Growth Fund (Class A shares) was up 23.98% for the six month period ended May 31, 2011, beating the Russell 2000® Growth Index by over 4 percent. Our bias toward

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quality growth companies contributed to our outperformance. The Fund beat its benchmark in nearly every economic sector.

Although the overall economic environment has been slow, there have been bright spots within retail. Consumer stocks posted some of our biggest gains for the period, as two of the Fund’s top five contributors were in this sector: Ulta Salon Cosmetics & Fragrance Inc. and Tempur-Pedic International Inc. The common thread has been companies that have an innovative store concept or innovative product that is taking share from more traditional alternatives.

The Fund continued to do well in Energy. We had meaningful gains and our overweight position helped. Oil prices continued their upward bias as the supply was disrupted by events in Libya. We believe the long term fundamentals for Energy are still very strong. Pioneer Drilling Co. was a top performer as domestic shale discoveries drove activity levels.

The Fund’s Healthcare stocks showed consistent gains and we outperformed our benchmark here as well. IPC The Hospitalist Co. Inc. continued its upward momentum and was a top contributor. We sold MedAssets Inc. when it became evident that their business could not overcome structural challenges.

Technology continues to be the largest sector for the Fund, and it was a relatively in-line performer. Merger and acquisition activity continued, and the Fund benefited as three of the Fund’s companies - Varian Semiconductor Equipment Associates Inc., Atheros Communications Inc., and GSI Commerce Inc. - were acquired by large cap companies.

Industrials underperformed as a group and this was our weakest sector. However, we have been significantly underweight and our performance here bested that of the benchmark. We eliminated our position in American Superconductor Corporation after they experienced pushback from their largest customer.

The Fund’s holdings in Financials continued to perform well. Our continued exposure to debt collection companies like Encore Capital Group Inc. and Portfolio Recovery Associates Inc. boosted the Fund’s returns.

Stephens Mid Cap Growth Fund

The Stephens Mid Cap Growth Fund (Class A shares) was up 16.34% for the six month period ended May 31, 2011, underperforming the Russell MidCap® Growth Index at 18.31% by about 2%.

Consumer Discretionary stocks were impacted by the weakness of the economic environment, but the Fund performed relatively in-line. Tempur-Pedic International Inc. and Netflix Inc. were top performers for the Fund.

The Fund did relatively well in Energy — domestically, new shale discoveries are driving activity levels. We have a bias toward service companies, many of which are benefitting from this phenomenon. Petrohawk Energy Corp. performed well during the period and was a top performer.

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Stephens Funds®

Healthcare outperformed as a group, but was essentially flat compared to the benchmark. Long time holding, Cerner Corp. has enjoyed continued success in 2011 and was a top contributor. Rumors that Gen-Probe Inc. was looking to be acquired boosted the company’s returns, making it a top contributor.

The Fund’s Technology stocks showed gains, but we slightly trailed our benchmark. Varian Semiconductor Equipment Associates Inc. was a source of strength as it benefited from the acquisition by Applied Materials. ARM Holdings PLC was a top contributor and we trimmed our position here into the strength and the rich valuation.

Industrials were weak for the benchmark, but the Fund fared better. In fact, our considerably underweight position and relative outperformance made Industrials our best performing sector from an attribution standpoint.

The Fund’s holdings in Financials lagged the broad market. We reduced our position in Green Dot Corp. due to the increased competition they now face.

Outlook

As it has been for the last three years or so, investors are focused on macroeconomic issues, and for good reason. There are some looming issues domestically and globally that could have significant impact on capital markets. We have addressed some of those issues in these reports before — inflation, an energy crisis, price shocks, geopolitical unrest, an overheated China, and the massive and growing U.S. debt.

Here is a simple tautology to consider: if something is not sustainable, it must come to an end. That sounds simple enough, but when we hear that the federal deficit spending is not sustainable, we must consider how this situation will come to an end. The combination of watching the figurative train wreck in Greece, along with the political nightmare in the U.S. regarding the debt ceiling and massive deficit, should be a reminder of what is in store for us.

We know it must end or change somehow, but we can’t know when or how. Last year, we spoke of hyperbolic discounting and the mismatched timing of costs and benefits providing an incentive to “kick the can down the road.” So, what we also know is that as long as they are able, politicians will do everything in their power to avoid really addressing the long term issue. Additionally, as the debt grows, so too does the debt service. The abnormally low interest rate environment has kept this problem from spiraling out of control. As the can gets kicked down the road, and the debt and interest payments mount, it will be critically important for interest rates to stay low. One of our research providers noted:

If interest rates normalize [thru the end of the decade] the added interest costs in 2021 alone will be $800 billion — more than 20 times the mere $37 billion in budget cuts that tore up Congress in March. It would take virtually all of the cuts in the Ryan budget to cover that added interest, much less to start bringing down the national debt.

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Stephens Funds®

As long as the Federal Reserve Bank and the government have the ability, they will keep interest rates low.

If nominal interest rates are being kept low, it is imperative that inflation be kept under control, else real interest rates would be negative. We quite possibly are in a negative real rate environment now, certainly for short term rates, because the current Consumer Price Index (CPI) calculations probably don’t represent actual inflation. Negative real interest rates can generate perverse unintended consequences: discouraged savings, loss of confidence in the currency, and upward pressure on commodities, other assets, and even stocks.

If you’ve read enough of our commentaries, you probably realize by now that our conclusions don’t change much quarter to quarter. The easy money was made long ago. The first stage of this recovery (expansion?) was beta — a broad market rally and growing valuations. The second stage is all about alpha — stock picking matters, and the fastest growing among them are justifying or overcoming the relatively lofty valuations. As we have said before, this is the type of environment in which historically we have typically thrived. Our outperformance over this six month period hopefully lends some credibility to this argument. Clearly, there are problems looming on the horizon, but it is very difficult to predict the timeframe in which we will be forced to deal with them. Because of the many incentives to maintain accommodative monetary policy (and even creative policy moves like releasing oil from the SPR), we believe that this environment can persist for quite some time: where growth beats value and active beats passive.

In Closing...

We remain disciplined in our search for the best and fastest growing companies and adherent to the philosophies and investment principles we have followed for years. We believe that the future holds many challenges, but also many opportunities — we will work diligently to seize these opportunities. At Stephens, we firmly believe in investing alongside our clients and each member of the portfolio management team has significant personal investments in our Funds. As ever, we are grateful for the trust you have given us and we look forward to continuing to serve your investment needs.

Your Fellow Shareholder,

Ryan Edward Crane

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Stephens Funds®

Past performance is no guarantee of future results.

Opinions expressed are those of Ryan Edward Crane and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible. Small- and Medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.

Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

The S&P 500® Index is unmanaged and commonly used to measure performance of U.S. stocks. The Russell 2000® Growth Index is an unmanaged index representing those Russell 2000® Index companies with higher price-to-book ratios and future projected earnings according to the Frank Russell Company. The Russell Midcap® Growth Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 30% of the total market capitalization of the Russell 1000® Index. One cannot invest directly in an index.

Alpha: An annualized return measure of how much better or worse a fund’s performance is relative to an index of funds in the same category, after allowing for differences in risk. Beta measures the volatility of the fund, as compared to that of the overall market. The Market’s beta is set at 1.00; a beta higher than 1.00 is considered to be more volatile than the market, while a beta lower than 1.00 is considered to be less volatile.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the schedule of investments within the report for a complete list of fund holdings.

This material must be preceded or accompanied by a current prospectus.

Quasar Distributors, LLC, Distributor.

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Stephens Funds®

Sector Allocation at May 31, 2011 (Unaudited)

*	Cash Equivalents and other assets less liabilities.
Sector allocations and fund holdings are subject to change at anytime and are not a recommendation to buy or sell any security.

Expense Example For the Six Months Ended May 31, 2011 (Unaudited)

As a shareholder of the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund (each a “Fund” and collectively the “Funds”), you incur two types of costs: (1) transaction costs, including sales charges or loads; and (2) ongoing costs, including investment advisory fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 – May 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently, a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem Class A shares less than 30 days after you purchase them. An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as

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Stephens Funds®

Expense Example For the Six Months Ended May 31, 2011 (Unaudited), Continued

part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds may vary. These examples are not included in the example below. The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.

Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Stephens Funds®

Expense Example For the Six Months Ended May 31, 2011 (Unaudited), Continued

Stephens Small Cap Growth Fund

			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	December 1, 2010 –
	December 1, 2010	May 31, 2011	May 31, 2011*

Class A Actual	$1,000	$1,088	$7.03
Class A Hypothetical (5% annual return before expenses)	$1,000	$1,018	$6.79
Class I Actual	$1,000	$1,088	$5.73
Class I Hypothetical (5% annual return before expenses)	$1,000	$1,019	$5.54

Stephens Mid Cap Growth Fund

			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	December 1, 2010 –
	December 1, 2010	May 31, 2011	May 31, 2011**

Class A Actual	$1,000	$1,047	$7.66
Class A Hypothetical (5% annual return before expenses)	$1,000	$1,017	$7.54
Class I Actual	$1,000	$1,047	$6.38
Class I Hypothetical (5% annual return before expenses)	$1,000	$1,019	$6.29

*	Expenses are equal to the Stephens Small Cap Growth Fund’s expense ratio for the most recent six-month period of 1.35% (reflecting fee waivers in effect) for Class A shares and 1.10% (reflecting fee waivers in effect) for Class I shares, multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

**	Expenses are equal to the Stephens Mid Cap Growth Fund’s expense ratio for the most recent six-month period of 1.50% (reflecting fee waivers in effect) for Class A shares and 1.25% (reflecting fee waivers in effect) for Class I shares, multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

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Stephens Small Cap Growth Fund

Schedule of Investments at May 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.7%
	Aerospace & Defense - 0.6%
15,700	Ceradyne, Inc.*	$702,732

	Auto Components - 1.0%
40,600	LKQ Corp.*	1,079,554

	Biotechnology - 2.7%
15,800	BioMarin Pharmaceutical, Inc.*	446,034
35,300	Cepheid, Inc.*	1,133,836
16,600	Cubist Pharmaceuticals, Inc.*	639,598
31,100	Myriad Genetics, Inc.*	790,251

		3,009,719

	Capital Markets - 0.7%
20,250	Stifel Financial Corp.*	815,467

	Chemicals - 0.7%
12,200	Polypore International, Inc.*	799,710

	Commercial Banks - 1.6%
38,800	East West Bancorp, Inc.	779,492
16,900	SVB Financial Group*	1,003,522

		1,783,014

	Commercial Services & Supplies - 6.2%
24,432	Advisory Board Co.*	1,284,390
6,100	Clean Harbors, Inc.*	617,076
19,235	CoStar Group, Inc.*	1,213,729
70,100	Darling International, Inc.*	1,342,415
20,400	Portfolio Recovery Associates, Inc.*	1,767,048
23,000	Tetra Tech, Inc.*	559,590

		6,784,248

	Communications Equipment - 2.3%
41,000	Aruba Networks, Inc.*	1,165,220
16,900	DG FastChannel, Inc.*	597,922
15,500	Finisar Corp.*	372,310
10,100	Riverbed Technology, Inc.*	382,992

		2,518,444

The accompanying notes are an integral part of these financial statements.

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Stephens Small Cap Growth Fund

Schedule of Investments at May 31, 2011 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 97.7%, CONTINUED

	Computers & Peripherals - 1.5%
24,100	QLogic Corp.*	$389,938
33,300	STEC, Inc.*	596,403
19,800	Stratasys, Inc.*	696,960

		1,683,301

	Consumer Finance - 2.3%
40,332	EZCORP, Inc.*	1,322,486
28,092	First Cash Financial Services, Inc.*	1,172,841

		2,495,327

	Consumer Services - 1.1%
14,923	Green Dot Corp. - Class A*	578,117
13,200	Steiner Leisure Ltd.*	660,000

		1,238,117

	Diversified Financial Services - 1.8%
58,300	Encore Capital Group, Inc.*	1,929,147

	Electric Services - 0.2%
8,000	Ormat Technologies, Inc.	176,080

	Electronic Equipment & Instruments - 2.5%
17,100	Cognex Corp.	603,459
8,900	Itron, Inc.*	456,125
22,867	National Instruments Corp.	667,716
23,000	OSI Systems, Inc.*	919,540

		2,646,840

	Energy Equipment & Services - 7.4%
6,300	CARBO Ceramics, Inc.	946,701
17,100	Core Laboratories NV	1,755,999
12,400	Dril-Quip, Inc.*	919,832
72,508	Key Energy Services, Inc.*	1,281,941
6,430	Oceaneering International, Inc.*	524,045
12,400	Oil States International, Inc.*	980,220
111,100	Pioneer Drilling Co.*	1,626,504

		8,035,242

The accompanying notes are an integral part of these financial statements.

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Stephens Small Cap Growth Fund

Schedule of Investments at May 31, 2011 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 97.7%, CONTINUED

	Food & Staples Retailing - 1.2%
29,640	United Natural Foods, Inc.*	$1,289,636

	Food Products - 2.2%
10,000	Balchem Corp.	431,500
14,900	Diamond Foods, Inc.	1,109,007
14,100	TreeHouse Foods, Inc.*	859,113

		2,399,620

	Health Care Equipment & Supplies - 5.5%
18,222	Conceptus, Inc.*	231,966
12,860	Gen-Probe, Inc.*	1,051,820
22,500	Neogen Corp.*	1,008,900
40,480	NuVasive, Inc.*	1,367,819
19,800	Thoratec Corp.*	688,446
33,900	Volcano Corp.*	1,065,477
9,200	ZOLL Medical Corp.*	559,452

		5,973,880

	Health Care Providers & Services - 5.3%
22,800	Bio-Reference Laboratories, Inc.*	568,404
16,600	HMS Holdings Corp.*	1,295,796
27,200	ICON PLC - ADR*	696,048
28,700	IPC The Hospitalist Company, Inc.*	1,457,386
37,300	PSS World Medical, Inc.*	1,089,906
28,555	VCA Antech, Inc.*	698,170

		5,805,710

	Health Care Technology - 3.0%
28,202	athenahealth, Inc.*	1,262,603
49,621	Medidata Solutions, Inc.*	1,140,787
15,500	SXC Health Solutions Corp.*	913,570

		3,316,960

	Hotels, Restaurants & Leisure - 3.0%
14,396	BJ’s Restaurants, Inc.*	737,507
20,600	Buffalo Wild Wings, Inc.*	1,290,384

The accompanying notes are an integral part of these financial statements.

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Stephens Small Cap Growth Fund

Schedule of Investments at May 31, 2011 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 97.7%, CONTINUED
	Hotels, Restaurants & Leisure - 3.0%, Continued

9,900	Panera Bread Co. — Class A*	$1,237,797

		3,265,688

	Household Durables - 1.1%
19,000	Tempur-Pedic International, Inc.*	1,235,760

	Insurance - 0.5%
8,300	ProAssurance Corp.*	583,573

	Internet & Catalog Retail - 3.1%
15,200	Blue Nile, Inc.*	760,000
21,800	Shutterfly, Inc.*	1,321,516
27,126	VistaPrint Ltd.*	1,334,057

		3,415,573

	Internet Software & Services - 4.4%
35,418	comScore, Inc.*	994,183
133,600	Limelight Networks, Inc.*	765,528
12,400	Mercadolibre, Inc.	1,092,688
48,870	Vocus, Inc.*	1,331,219
151,600	Zix Corp.*	577,596

		4,761,214

	IT Services - 0.5%
38,300	Echo Global Logistics, Inc.*	570,670

	Life Sciences Tools & Services - 1.9%
94,100	eResearchTechnology, Inc.*	596,594
34,500	Parexel International Corp.*	868,365
6,900	Techne Corp.	562,350

		2,027,309

	Machinery - 2.0%
66,000	Flow International Corp.*	271,260
8,800	Lindsay Corp.	590,304
27,800	Titan International, Inc.	764,222

The accompanying notes are an integral part of these financial statements.

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Stephens Small Cap Growth Fund

Schedule of Investments at May 31, 2011 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 97.7%, CONTINUED
	Machinery - 2.0%, Continued

5,500	Valmont Industries, Inc.	$551,210

		2,176,996

	Media - 3.5%
52,500	Ballantyne Strong, Inc.*	298,725
40,856	IMAX Corp.*	1,520,252
164,000	Lions Gate Entertainment Corp.*	972,520
58,800	National CineMedia, Inc.	1,047,228

		3,838,725

	Metals & Mining - 0.3%
4,400	Molycorp, Inc.*	292,292

	Oil, Gas & Consumable Fuels - 2.8%
31,000	Carrizo Oil & Gas, Inc.*	1,184,510
13,300	GeoResources, Inc.*	329,441
8,900	Rosetta Resources, Inc.*	437,435
52,800	Tesco Corp.*	1,075,536

		3,026,922

	Pharmaceuticals - 0.9%
74,200	Akorn, Inc.*	505,302
12,200	Salix Pharmaceuticals Ltd.*	488,366

		993,668

	Professional Services - 2.3%
25,500	Acacia Research Corp.*	988,380
13,000	Corporate Executive Board Co.	546,650
32,500	Insperity, Inc.	1,022,450

		2,557,480

	Road & Rail - 0.6%
41,100	Knight Transportation, Inc.	702,810

	Semiconductors & Semiconductor Equipment - 8.2%
19,648	CEVA, Inc.*	674,516
18,000	Cymer, Inc.*	861,660
44,200	Entropic Communications, Inc.*	393,380

The accompanying notes are an integral part of these financial statements.

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Stephens Small Cap Growth Fund

Schedule of Investments at May 31, 2011 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 97.7%, CONTINUED
	Semiconductors & Semiconductor Equipment - 8.2%, Continued

85,300	GT Solar International, Inc.*	$1,088,428
14,400	Hittite Microwave Corp.*	913,248
29,000	Intersil Corp.	416,150
29,109	Mellanox Technologies Ltd.*	898,886
42,130	Microsemi Corp.*	928,966
45,987	MIPS Technologies, Inc.*	364,217
20,100	NetLogic Microsystems, Inc.*	770,232
15,200	Power Integrations, Inc.	559,664
16,970	Varian Semiconductor Equipment Associates, Inc.*	1,042,213

		8,911,560

	Software - 7.0%
18,400	Ansys, Inc.*	1,055,608
44,700	Aspen Technology, Inc.*	739,785
10,600	Concur Technologies, Inc.*	529,682
6,700	FactSet Research Systems, Inc.	742,762
14,700	Fortinet, Inc.*	712,803
18,600	MICROS Systems, Inc.*	949,716
19,400	Nuance Communications, Inc.*	426,024
44,800	PROS Holdings, Inc.*	752,640
12,000	Quality Systems, Inc.	1,032,960
25,000	Sourcefire, Inc.*	667,750

		7,609,730

	Specialty Retail - 4.2%
76,300	Pep Boys - Manny, Moe & Jack	1,083,460
27,700	rue21, Inc.*	937,368
28,800	Ulta Salon, Cosmetics & Fragrance, Inc.*	1,612,224
31,200	Zumiez, Inc.*	947,856

		4,580,908

	Textiles, Apparel & Luxury Goods - 0.8%
38,409	CROCS, Inc.*	873,037

The accompanying notes are an integral part of these financial statements.

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Stephens Small Cap Growth Fund

Schedule of Investments at May 31, 2011 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 97.7%, CONTINUED

	Trading Companies & Distributors - 0.8%
12,045	MSC Industrial Direct Co., Inc. - Class A	$837,248

	TOTAL COMMON STOCKS (Cost $73,507,140)	106,743,911

	SHORT-TERM INVESTMENT - 3.7%
	Money Market Fund - 3.7%
4,018,340	Invesco Liquid Assets Portfolio - Institutional Class, 0.10%[1]	4,018,340

	TOTAL SHORT-TERM INVESTMENT (Cost $4,018,340)	4,018,340

	TOTAL INVESTMENTS IN SECURITIES - 101.4% (Cost $77,525,480)	110,762,251
	Liabilities in Excess of Other Assets - (1.4)%	(1,491,345)

	TOTAL NET ASSETS - 100.0%	$109,270,906

*	Non-income producing security.
ADR	American Depository Receipt

[1]	7-Day Yield as of May 31, 2011.

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Mid Cap Growth Fund

Schedule of Investments at May 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.4%
	Aerospace & Defense - 2.2%
10,100	BE Aerospace, Inc.*	$377,942
2,595	Precision Castparts Corp.	407,675

		785,617

	Air Freight & Logistics - 0.3%
2,200	Expeditors International of Washington, Inc.	116,204

	Auto Components - 1.0%
13,000	LKQ Corp.*	345,670

	Beverages - 2.2%
4,387	Brown-Forman Corp. - Class B	317,970
6,650	Hansen Natural Corp.*	476,472

		794,442

	Biotechnology - 1.7%
3,000	Alexion Pharmaceuticals, Inc.*	142,260
17,050	QIAGEN NV*	336,396
1,850	United Therapeutics Corp.*	119,455

		598,111

	Capital Markets - 2.0%
4,580	Affiliated Managers Group, Inc.*	484,243
6,050	Lazard Ltd.	235,648

		719,891

	Chemicals - 1.1%
5,850	Airgas, Inc.	404,118

	Commercial Banks - 0.8%
14,950	East West Bancorp, Inc.	300,345

	Commercial Services & Supplies - 2.8%
4,800	Portfolio Recovery Associates, Inc.*	415,776
6,400	Stericycle, Inc.*	570,176

		985,952

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Mid Cap Growth Fund

Schedule of Investments at May 31, 2011 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 96.4%, CONTINUED

	Communications Equipment - 2.1%
5,000	Aruba Networks, Inc.*	$142,100
5,200	F5 Networks, Inc.*	590,616

		732,716

	Computers & Peripherals - 0.9%
5,700	NetApp, Inc.*	312,189

	Consumer Services - 0.6%
5,535	Green Dot Corp. - Class A*	214,426

	Diversified Financial Services - 0.9%
2,700	IntercontinentalExchange, Inc.*	325,755

	Electrical Equipment - 0.8%
3,600	Roper Industries, Inc.	300,492

	Electronic Equipment & Instruments - 3.3%
5,450	Dolby Laboratories, Inc.*	254,733
1,750	IPG Photonics Corp.*	131,512
4,050	Itron, Inc.*	207,563
11,455	National Instruments Corp.	334,486
5,260	Trimble Navigation Ltd.*	229,809

		1,158,103

	Energy Equipment & Services - 5.6%
5,450	Core Laboratories NV	559,661
3,000	Dril-Quip, Inc.*	222,540
5,700	Ensco PLC - ADR	303,924
6,530	FMC Technologies, Inc.*	291,434
5,550	Nabors Industries Ltd.*	154,789
2,110	National-Oilwell Varco, Inc.	153,144
3,600	Oceaneering International, Inc.*	293,400

		1,978,892

	Food & Staples Retailing - 1.2%
7,150	Whole Foods Market, Inc.	437,294

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Mid Cap Growth Fund

Schedule of Investments at May 31, 2011 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 96.4%, CONTINUED

	Health Care Equipment & Supplies - 7.2%
6,685	Gen-Probe, Inc.*	$546,766
19,798	Hologic, Inc.*	425,657
4,200	IDEXX Laboratories, Inc.*	330,624
7,650	Illumina, Inc.*	551,412
13,550	ResMed, Inc.*	436,310
3,700	Varian Medical Systems, Inc.*	249,898

		2,540,667

	Health Care Providers & Services - 3.4%
4,945	Cerner Corp.*	593,895
4,195	Henry Schein, Inc.*	301,285
11,830	VCA Antech, Inc.*	289,243

		1,184,423

	Health Care Technology - 2.0%
14,950	Allscripts Healthcare Solutions, Inc.*	300,645
7,050	SXC Health Solutions Corp.*	415,527

		716,172

	Hotels, Restaurants & Leisure - 2.2%
1,100	Chipotle Mexican Grill, Inc.*	317,977
3,700	Panera Bread Co. - Class A*	462,611

		780,588

	Household Durables - 1.3%
7,050	Tempur-Pedic International, Inc.*	458,532

	Insurance - 1.0%
10,480	HCC Insurance Holdings, Inc.	346,783

	Internet & Catalog Retail - 2.8%
2,350	Netflix, Inc.*	636,380
6,800	VistaPrint Ltd.*	334,424

		970,804

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Mid Cap Growth Fund

Schedule of Investments at May 31, 2011 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 96.4%, CONTINUED

	Internet Software & Services - 2.6%
8,750	Akamai Technologies, Inc.*	$296,931
3,350	Mercadolibre, Inc.	295,202
8,750	VeriSign, Inc.	306,425

		898,558

	IT Services - 5.6%
3,950	Alliance Data Systems Corp.*	371,024
5,660	Cognizant Technology Solutions Corp. - Class A*	430,386
7,255	Global Payments, Inc.	376,970
17,545	Iron Mountain, Inc.	596,705
3,700	Teradata Corp.*	206,423

		1,981,508

	Life Sciences Tools & Services - 2.2%
6,180	Covance, Inc.*	363,755
5,700	Life Technologies Corp.*	296,229
1,050	Waters Corp.*	103,488

		763,472

	Machinery - 2.2%
5,200	AGCO Corp.*	268,684
3,200	Pall Corp.	179,520
3,200	Valmont Industries, Inc.	320,704

		768,908

	Media - 1.5%
8,000	Discovery Communications, Inc.*	310,640
5,827	IMAX Corp.*	216,823

		527,463

	Medical Devices - 1.0%
1,005	Intuitive Surgical, Inc.*	350,745

	Metals & Mining - 0.4%
2,100	Molycorp, Inc.*	139,503

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Mid Cap Growth Fund

Schedule of Investments at May 31, 2011 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 96.4%, CONTINUED

	Multiline Retail - 0.6%
3,800	Family Dollar Stores, Inc.	$211,812

	Oil, Gas & Consumable Fuels - 4.7%
7,280	Newfield Exploration Co.*	543,015
16,900	Petrohawk Energy Corp.*	447,343
3,950	Range Resources Corp.	220,884
5,660	Southwestern Energy Co.*	247,738
3,200	Whiting Petroleum Corp.*	214,720

		1,673,700

	Pharmaceuticals - 0.8%
2,855	Shire PLC - ADR	272,909

	Professional Services - 1.6%
4,450	IHS, Inc.*	390,354
5,550	Verisk Analytics, Inc. — Class A*	188,978

		579,332

	Road & Rail - 0.8%
6,400	J.B. Hunt Transport Services, Inc.	293,440

	Semiconductors & Semiconductor Equipment - 7.2%
15,715	ARM Holdings PLC - ADR	448,663
10,561	ASML Holding NV - ADR	411,985
27,000	Atmel Corp.*	405,540
5,350	Cree, Inc.*	234,811
14,440	Intersil Corp. - Class A	207,214
11,830	Microchip Technology, Inc.	467,640
5,875	Varian Semiconductor Equipment Associates, Inc.*	360,813

		2,536,666

	Software - 8.5%
35,920	Activision Blizzard, Inc.	430,681
4,950	Ansys, Inc.*	283,981
4,200	FactSet Research Systems, Inc.	465,612
4,050	Fortinet, Inc.*	196,385
6,050	MICROS Systems, Inc.*	308,913

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Mid Cap Growth Fund

Schedule of Investments at May 31, 2011 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 96.4%, CONTINUED
	Software - 8.5%, Continued

14,550	Nuance Communications, Inc.*	$319,518
10,840	Red Hat, Inc.*	472,624
3,355	Salesforce.com, Inc.*	510,832

		2,988,546

	Specialty Retail - 5.6%
12,950	CarMax, Inc.*	384,097
5,200	O’Reilly Automotive, Inc.*	312,572
5,900	Ross Stores, Inc.	483,564
5,800	The TJX Companies, Inc.	307,516
4,200	Tractor Supply Co.	265,272
7,750	Urban Outfitters, Inc.*	236,065

		1,989,086

	Trading Companies & Distributors - 1.7%
5,460	Fastenal Co.	181,163
5,780	MSC Industrial Direct Co., Inc. - Class A	401,768

		582,931

	TOTAL COMMON STOCKS (Cost $26,509,697)	34,066,765

	SHORT-TERM INVESTMENTS - 3.4%
	Money Market Funds - 3.4%
974,843	Invesco Liquid Assets Portfolio - Institutional Class, 0.10%[1]	974,843
251,119	Invesco Prime Portfolio - Institutional Class, 0.05%[1]	251,119

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,225,962)	1,225,962

	TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost $27,735,659)	35,292,727
	Other Assets in Excess of Liabilities - 0.2%	63,561

	TOTAL NET ASSETS - 100.0%	$35,356,288

*	Non-income producing security.
ADR	American Depository Receipt

[1]	7-Day Yield as of May 31, 2011.

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Statements of Assets and Liabilities at May 31, 2011 (Unaudited)

	Stephens Small Cap	Stephens Mid Cap
	Growth Fund	Growth Fund
ASSETS
Investments in securities, at value* (Note 2)	$110,762,251	$35,292,727
Cash	—	1,558
Receivables:
Investment securities sold	101,180	2,531
Fund shares sold	250,300	111,333
Dividends and interest	19,938	7,501
Prepaid expenses	39,929	46,592

Total assets	111,173,598	35,462,242

LIABILITIES
Payables:
Investment securities purchased	1,544,429	—
Fund shares redeemed	131,506	2,000
Distribution fees	46,538	10,022
Investment advisory fees, net	67,906	15,845
Administration fees	16,986	4,524
Fund accounting fees	18,542	16,131
Transfer agent fees	28,691	18,622
Custody fees	7,418	2,121
Chief Compliance Officer fees	2,576	2,495
Other accrued expenses	38,100	34,194

Total liabilities	1,902,692	105,954

NET ASSETS	$109,270,906	$35,356,288

COMPONENTS OF NET ASSETS
Paid-in capital	$73,332,334	$29,997,266
Accumulated net investment loss	(493,268)	(107,852)
Accumulated net realized gain (loss) on investments	3,195,069	(2,090,194)
Net unrealized appreciation on investments	33,236,771	7,557,068

Net assets	$109,270,906	$35,356,288

* Cost of investments	$77,525,480	$27,735,659

The accompanying notes are an integral part of these financial statements.

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Stephens Funds®

Statements of Assets and Liabilities at May 31, 2011 (Unaudited), Continued

	Stephens Small Cap	Stephens Mid Cap
	Growth Fund	Growth Fund
Class A:
Net assets	$57,230,653	$20,310,076
Shares issued and outstanding (unlimited number of shares authorized without par value)	4,012,723	1,550,656

Net asset value, and redemption price per share	$14.26	$13.10

Maximum offering price per share**
(net asset value per share/front-end sales charge) $(14.26/94.75%)	$15.05

$(13.10/94.75%)		$13.83

Class I:
Net assets	$52,040,253	$15,046,212
Shares issued and outstanding (unlimited number of shares authorized without par value)	3,524,706	1,038,919
Net asset value, offering price, and redemption price per share	$14.76	$14.48

**	On purchases of $25,000 or more the front-end sales charge is reduced.

The accompanying notes are an integral part of these financial statements.

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Stephens Funds®

Statements of Operations For the Year Ended May 31, 2011 (Unaudited)

	Stephens Small Cap	Stephens Mid Cap
	Growth Fund	Growth Fund

INVESTMENT INCOME
Income
Dividends (net of $1,294 and $1,285 foreign withholding tax, respectively)	$108,008	$96,351
Interest	2,464	832

Total investment income	110,472	97,183

EXPENSES (NOTE 3)

Investment advisory fees	368,127	109,580
Distribution fees – Class A	63,821	22,400
Administration fees	48,895	19,945
Transfer agent fees	40,055	30,405
Fund accounting fees	31,751	20,948
Registration fees	18,762	14,748
Reports to shareholders	14,760	9,166
Custody fees	13,042	4,713
Audit fees	11,395	11,405
Miscellaneous expenses	5,873	4,889
Chief Compliance Officer fees	4,824	3,747
Legal fees	2,343	2,251
Trustee fees	1,783	1,816
Insurance expense	746	692

Total expenses	626,177	256,705
Less fees waived	(22,437)	(51,670)

Net expenses	603,740	205,035

Net investment loss	(493,268)	(107,852)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain on investments	4,551,865	872,193
Change in unrealized appreciation on investments	16,791,575	3,385,878

Net realized and unrealized gain on investments	21,343,440	4,258,071

Net increase in net assets resulting from operations	$20,850,172	$4,150,219

The accompanying notes are an integral part of these financial statements.

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Stephens Funds®

Statements of Changes in Net Assets

Stephens Small Cap Growth Fund

	Six Months Ended
	May 31, 2011	Year Ended
	(Unaudited)	November 30, 2010

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS

Net investment loss	$(493,268)	$(694,845)
Net realized gain on investments	4,551,865	6,532,933
Change in unrealized appreciation on investments	16,791,575	10,427,690

Net increase in net assets resulting from operations	20,850,172	16,265,778

DISTRIBUTIONS TO SHAREHOLDERS

From net realized gain:
Class A Shares	(566,882)	—
Class I Shares	(501,826)	—

Total distributions to shareholders	(1,068,708)	—

CAPITAL SHARE TRANSACTIONS (NOTE 3)

Net increase in net assets derived from net change in outstanding shares - Class A (a)(b)	971,272	15,705,080
Net increase (decrease) in net assets derived from net change in outstanding shares - Class I (a)	3,438,695	(3,304,578)

Total increase in net assets from capital share transactions	4,409,967	12,400,502

Total increase in net assets	24,191,431	28,666,280

NET ASSETS

Beginning of period/year	85,079,475	56,413,195

End of period/year	$109,270,906	$85,079,475

Accumulated Net Investment loss	$(493,268)	$—

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Statements of Changes in Net Assets, Continued

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	May 31, 2011		Year Ended
	(Unaudited)		November 30, 2010
Class A	Shares	Value	Shares	Value

Shares sold	410,878	$5,469,021	2,483,197	$25,657,751
Shares issued in reinvestments of distributions	42,978	530,776
Shares redeemed (b)	(386,413)	(5,028,525)	(965,319)	(9,952,671)

Net increase	67,443	$971,272	1,517,878	$15,705,080

(b)	Net of redemption fees of $353 and $1,057, respectively.

	Six Months Ended
	May 31, 2011		Year Ended
	(Unaudited)		November 30, 2010
Class I	Shares	Value	Shares	Value

Shares sold	784,791	$10,414,102	2,471,071	$26,677,651
Shares issued in reinvestments of distributions	29,705	379,340
Shares redeemed	(546,566)	(7,354,747)	(2,881,121)	(29,982,229)

Net increase (decrease)	267,930	$3,438,695	(410,050)	$(3,304,578)

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Statements of Changes in Net Assets, Continued

Stephens Mid Cap Growth Fund

	Six Months Ended
	May 31, 2011	Year Ended
	(Unaudited)	November 30, 2010

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS

Net investment loss	$(107,852)	$(167,567)
Net realized gain on investments	872,193	135,003
Change in unrealized appreciation on investments	3,385,878	4,545,035

Net increase in net assets resulting from operations	4,150,219	4,512,471

CAPITAL SHARE TRANSACTIONS (NOTE 3)

Net increase in net assets derived from net change in outstanding shares - Class A (a)(b)	2,612,175	2,446,247
Net increase in net assets derived from net change in outstanding shares - Class I (a)	6,393,516	1,052,374

Total increase in net assets from capital share transactions	9,005,691	3,498,621

Total increase in net assets	13,155,910	8,011,092

NET ASSETS

Beginning of period/year	22,200,378	14,189,286

End of period/year	$35,356,288	$22,200,378

Accumulated Net Investment loss	$(107,852)	$—

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	May 31, 2011		Year Ended
	(Unaudited)		November 30, 2010
Class A	Shares	Value	Shares	Value

Shares sold	312,497	$3,862,944	349,835	$3,563,002
Shares redeemed (b)	(100,350)	(1,250,769)	(114,215)	(1,116,755)

Net increase	212,147	$2,612,175	235,620	$2,446,247

(b)	Net of redemption fees of $0 and $650, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Statements of Changes in Net Assets, Continued

	Six Months Ended
	May 31, 2011		Year Ended
	(Unaudited)		November 30, 2010
Class I	Shares	Value	Shares	Value

Shares sold	499,358	$6,843,022	155,487	$1,661,905
Shares redeemed	(33,104)	(449,506)	(55,641)	(609,531)

Net increase	466,254	$6,393,516	99,846	$1,052,374

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Financial Highlights For a capital share outstanding throughout the periods

Stephens Small Cap Growth Fund

	Six-Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	May 31, 2011		November 30,	November 30,	November 30,	November 30,	November 30,
CLASS A	(Unaudited)		2010	2009	2008	2007	2006(1)

Net asset value, beginning of period/year	$11.64		$9.09	$6.90	$12.03	$10.55	$10.00

INCOME FROM INVESTMENT OPERATIONS

Net investment loss	(0.07	)#	(0.11)#	(0.09)	(0.13)	(0.16)	(0.11)
Net realized and unrealized gain (loss) on investments	2.84		2.66	2.28	(5.00)	1.64	0.65

Total from investment operations	2.77		2.55	2.19	(5.13)	1.48	0.54

LESS DISTRIBUTIONS

From net investment income	—		—	—	—	—	—
From net realized gain	(0.15)		—	—	—	—	—

Total distributions	(0.15)		—	—	—	—	—

Paid-in capital from redemption fees (Note 2)	0.00	*	0.00 *	0.00 *	0.00 *	0.00 *	0.01

Net asset value, end of period/year	$14.26		$11.64	$9.09	$6.90	$12.03	$10.55

Total return without sales load.	23.98	% ^	28.05%	31.74%	(42.64%)	14.03%	5.50	% ^
Total return with sales load.	17.52	% ^	21.38%	24.86%	(45.67%)	8.09%	0.00	% ^

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period/year (millions)	$57.2		$45.9	$22.1	$19.8	$39.0	$42.7

RATIO OF EXPENSES TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	1.40	%+	1.60%	1.91%	1.69%	1.68%	1.62	%+
After fees waived and expenses absorbed	1.35	%+	1.35%	1.50%	1.50%	1.50%	1.46	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	(1.17	%)+	(1.33%)	(1.59%)	(1.36%)	(1.36%)	(1.25	%)+
After fees waived and expenses absorbed	(1.12	%)+	(1.08%)	(1.18%)	(1.17%)	(1.18%)	(1.09	%)+
Portfolio turnover rate	16	% ^	66%	35%	43%	51%	70	% ^

(1)	Fund commenced operations on December 1, 2005.
#	Calculated using the average shares outstanding method.
*	Amount less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Financial Highlights For a capital share outstanding throughout the periods, Continued

Stephens Small Cap Growth Fund

	Six-Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	May 31, 2011		November 30,	November 30,	November 30,	November 30,	November 30,
CLASS I	(Unaudited)		2010	2009	2008	2007	2006(1)

Net asset value, beginning of period/year	$12.03		$9.37	$7.09	$12.34	$10.80	$10.00

INCOME FROM INVESTMENT OPERATIONS

Net investment loss	(0.06	)#	(0.09)#	(0.06)	(0.04)	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments	2.94		2.75	2.34	(5.21)	1.55	0.83

Total from investment operations	2.88		2.66	2.28	(5.25)	1.54	0.80

LESS DISTRIBUTIONS

From net investment income	—		—	—	—	—	—
From net realized gain	(0.15)		—	—	—	—	—

Total distributions	(0.15)		—	—	—	—	—

Paid-in capital from redemption fees (Note 2)	—		—	—	0.00 *	—	—

Net asset value, end of period/year	$14.76		$12.03	$9.37	$7.09	$12.34	$10.80

Total return	24.12	% ^	28.39%	32.16%	(42.54%)	14.26%	8.00	% ^

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period/year (millions)	$52.0		$39.2	$34.4	$13.8	$9.1	$0.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	1.15	%+	1.35%	1.65%	1.46%	1.43%	1.41	%+
After fees waived and expenses absorbed	1.10	%+	1.10%	1.25%	1.25%	1.25%	1.25	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	(0.92	%)+	(1.09%)	(1.33%)	(1.00%)	(1.11%)	(1.23	%)+
After fees waived and expenses absorbed	(0.87	%)+	(0.84%)	(0.93%)	(0.79%)	(0.93%)	(1.07	%)+
Portfolio turnover rate	16	% ^	66%	35%	43%	51%	70	% ^

(1)	Class I shares have been offered since August 31, 2006.
#	Calculated using the average shares outstanding method.
*	Amount less than $0.01
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Financial Highlights For a capital share outstanding throughout the periods, Continued

Stephens Mid Cap Growth Fund

	Six-Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	May 31, 2011		November 30,	November 30,	November 30,	November 30,	November 30,
CLASS A	(Unaudited)		2010	2009	2008	2007	2006(1)

Net asset value, beginning of period/year	$11.26		$8.74	$6.53	$12.22	$9.80	$10.00

INCOME FROM INVESTMENT OPERATIONS

Net investment loss	(0.05	)#	(0.10)#	(0.07)	(0.11)	(0.10)	(0.07)
Net realized and unrealized gain (loss) on investments	1.89		2.62	2.28	(5.58)	2.52	(0.13)

Total from investment operations	1.84		2.52	2.21	(5.69)	2.42	(0.20)

LESS DISTRIBUTIONS

From net investment income	—		—	—	—	—	—
From net realized gain	—		—	—	—	—	—

Total distributions	—		—	—	—	—	—

Paid-in capital from redemption fees (Note 2)	—		0.00 *	0.00 *	0.00 *	0.00 *	0.00	*

Net asset value, end of period/year	$13.10		$11.26	$8.74	$6.53	$12.22	$9.80

Total return without sales load.	16.34	% ^	28.83%	33.84%	(46.56%)	24.69%	(2.00	%) ^
Total return with sales load	10.27	% ^	22.13%	26.85%	(49.38%)	18.18%	(7.11	%) ^

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period/year (millions)	$20.3		$15.1	$9.6	$7.7	$13.8	$10.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	1.86	%+	2.52%	3.32%	2.42%	3.14%	3.24	%+
After fees waived and expenses absorbed	1.50	%+	1.50%	1.50%	1.50%	1.50%	1.50	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	(1.18	%)+	(2.06%)	(2.75%)	(1.97%)	(2.65%)	(2.71	%)+
After fees waived and expenses absorbed	(0.82	%)+	(1.04%)	(0.93%)	(1.05%)	(1.01%)	(0.97	%)+
Portfolio turnover rate	12	% ^	20%	29%	32%	52%	29	% ^

(1)	Fund commenced operations on February 1, 2006.
#	Calculated using the average shares outstanding method.
*	Amount less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

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Stephens Funds®

Financial Highlights For a capital share outstanding throughout the periods, Continued

Stephens Mid Cap Growth Fund

	Six-Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	May 31, 2011		November 30,	November 30,	November 30,	November 30,	November 30,
CLASS I	(Unaudited)		2010	2009	2008	2007	2006(1)

Net asset value, beginning of period/year	$12.44		$9.63	$7.18	$13.39	$10.72	$10.00

INCOME FROM INVESTMENT OPERATIONS

Net investment loss	(0.04	)#	(0.09)#	(0.07)	(0.06)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	2.08		2.90	2.52	(6.15)	2.69	0.74

Total from investment operations	2.04		2.81	2.45	(6.21)	2.67	0.72

LESS DISTRIBUTIONS

From net investment income	—		—	—	—	—	—
From net realized gain	—		—	—	—	—	—

Total distributions	—		—	—	—	—	—

Paid-in capital from redemption fees (Note 2)	—		—	—	0.00 *	—	—

Net asset value, end of period/year	$14.48		$12.44	$9.63	$7.18	$13.39	$10.72

Total return	16.40	% ^	29.18%	34.12%	(46.38%)	24.91%	7.20	% ^

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period/year (millions)	$15.0		$7.1	$4.6	$4.0	$3.7	$0.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	1.61	%+	2.27%	3.03%	2.19%	2.89%	3.13	%+
After fees waived and expenses absorbed	1.25	%+	1.25%	1.25%	1.25%	1.25%	1.25	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	(0.96	%)+	(1.81%)	(2.46%)	(1.57%)	(2.40%)	(2.65	%)+
After fees waived and expenses absorbed	(0.60	%)+	(0.79%)	(0.69%)	(0.63%)	(0.76%)	(0.77	%)+
Portfolio turnover rate	12	% ^	20%	29%	32%	52%	29	% ^

(1)	Class I shares have been offered since August 31, 2006.
#	Calculated using the average shares outstanding method.
*	Amount less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

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Stephens Funds®

Notes to Financial Statements – May 31, 2011 (Unaudited)

 Note 1 – Organization

The Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund are a series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. The Funds commenced operations on December 1, 2005 and February 1, 2006, respectively.

The Funds offer Class A and Class I shares. Class A shares are sold with a front-end sales charge. Class I shares have no sales charge and are offered primarily for direct investment by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Each Fund’s investment objective is to seek long-term capital appreciation.

 Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued using the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire

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Stephens Funds®

Notes to Financial Statements – as of May 31, 2011 (Unaudited), Continued

U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. At May 31, 2011, the Funds did not hold any fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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Stephens Funds®

Notes to Financial Statements – as of May 31, 2011 (Unaudited), Continued

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Stephens Small Cap Growth Fund’s net assets as of May 31, 2011:

	Level 1	Level 2	Level 3	Total

Common Stocks∧	$106,743,911	$—	$—	$106,743,911
Short-Term Investment	4,018,340			4,018,340

Total Investments in Securities	$110,762,251	$—	$—	$110,762,251

The following is a summary of the inputs used to value the Stephens Mid Cap Growth Fund’s net assets as of May 31, 2011:

	Level 1	Level 2	Level 3	Total

Common Stocks∧	$34,066,765	$—	$—	$34,066,765
Short-Term Investments	1,225,962			1,225,962

Total Investments in Securities	$35,292,727	$—	$—	$35,292,727

^	See Schedule of Investments for industry breakout.

There were no significant transfers into or out of Levels 1 and 2 during the six months ended May 31, 2011, for both Funds.

B.	Option Writing. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

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Stephens Funds®

Notes to Financial Statements – as of May 31, 2011 (Unaudited), Continued

C.	Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after November 30 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. At November 30, 2010, the Stephens Small Cap Growth Fund did not have capital loss carryforwards available and the Stephens Mid Cap Growth Fund had capital loss carryforwards available for federal income tax purposes as follows:

Stephens Mid Cap Growth Fund
Year of Expiration	Amount

November 30, 2014	$36,244
November 30, 2016	$1,009,897
November 30, 2017	$1,881,522

$2,927,663

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007-2009), or expected to be taken in the Funds’ 2010 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and Massachusetts State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

D.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest

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Stephens Funds®

Notes to Financial Statements – as of May 31, 2011 (Unaudited), Continued

method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.	Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. Class A shares are sold with a front-end sales charge of 5.25%. Purchases greater than $25,000 into the Funds are offered at a reduced sales charge. For Class I shares, the offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share. The Funds charge a 2.00% redemption fee on Class A shares held less than 30 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. Both Funds will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

H.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.	Subsequent events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

J.	New Accounting Pronouncements. In January 21 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Fair Value Measurements and Disclosures

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Stephens Funds®

Notes to Financial Statements – as of May 31, 2011 (Unaudited), Continued

(Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment securities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose purchases, sales, issuances and settlements on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2010. At this time, the Funds are evaluating the implications of the update and the impact to the financial statements.

Note 3 –	Commitments and Other Related Party Transactions

Stephens Investment Management Group, LLC, (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Funds. For the six months ended May 31, 2011, the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund incurred $368,127 and $109,580 in advisory fees, respectively.

The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses in order to limit net annual operating expenses for the Stephens Small Cap Growth Fund Class A shares to 1.35% and Class I shares to 1.10%. (Prior to December 1, 2009, the Stephens Small Cap Growth Fund limited the total net expenses to not more than 1.50% of average daily net assets for Class A shares and not more than 1.25% of average daily net assets for Class I shares.) The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses in order to limit net annual operating expenses for the Stephens Mid Cap Growth Fund Class A shares to 1.50% and Class I shares to 1.25. The Advisor’s contract term is indefinite and may be terminated only by the Board of Trustees. For the six months ended May 31, 2011, the Advisor waived fees of $22,437, and $51,670 for the Stephens Small Cap Growth Fund and Stephens Mid Cap Growth Fund, respectively.

The Advisor is permitted to seek reimbursement from the Funds, subject to limitations for fees waived and/or Fund expenses it pays over the following three years after payment. At May 31, 2011, the remaining unreimbursed amounts paid and/or waived by the Advisor on behalf

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Stephens Funds®

Notes to Financial Statements – as of May 31, 2011 (Unaudited), Continued

of the Funds that may be recouped are shown in the table below. The Advisor may recapture a portion of the unreimbursed amounts no later than the date stated.

Stephens Small Cap Growth Fund		Stephens Mid Cap Growth Fund
Year of Expiration	Amount	Year of Expiration	Amount
November 30, 2011	$79,306	November 30, 2011	$170,361
November 30, 2012	$173,326	November 30, 2012	$233,862
November 30, 2013	$182,906	November 30, 2013	$178,188
November 30, 2014	$22,437	November 30, 2014	$51,670

	$457,975		$634,081

Each Fund must pay current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Funds’ expense accruals. For the six months ended May 31, 2011, the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund incurred $48,895 and $19,945 in administration fees, respectively. The officers of the Trust are employees of the Administrator. The Chief Compliance Officer is also an employee of the Administrator. For the six months ended May 31, 2011, the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund incurred $4,824 and $3,747 in Chief Compliance Officer fees, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of each Funds’ shares. U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Funds. Both the Distributor and Custodian are affiliates of the Administrator.

The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to the Class A shares. The Plan provides that the Funds may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of Class A shares. No distribution or shareholder servicing fees are paid by Class I shares. These fees may be used by the Distributor to provide compensation for sales support distribution activities, or shareholder servicing

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Stephens Funds®

Notes to Financial Statements – as of May 31, 2011 (Unaudited), Continued

activities. For the six months ended May 31, 2011, Stephens, Inc., an affiliate of Stephens Investment Management Group, LLC, received distribution fees of $63,821 from the Stephens Small Cap Growth Fund Class A shares, and distribution fees of $22,400 from the Stephens Mid Cap Growth Fund Class A shares. For the six months ended May 31, 2011, Stephens, Inc. also received sales commissions of $34,109 from the Stephens Small Cap Growth Fund and $59,566 from the Stephens Mid Cap Growth Fund.

 Note 4 – Purchases and Sales of Securities

The cost of purchases and the proceeds from sales of securities, excluding short-term securities and U.S. Government securities for the Stephens Small Cap Growth Fund for the six months ended May 31, 2011, were $19,076,360 and $15,244,775, respectively and for the Stephens Mid Cap Growth Fund for the six months ended May 31, 2011, were $12,100,701 and $3,450,284, respectively.

There were no purchases or sales of long-term U.S. Government securities for the six months ended May 31, 2011.

The cost basis of investments for federal income tax purposes at May 31, 2010 was as follows:

	Stephens Small Cap	Stephens Mid Cap
	Growth Fund	Growth Fund

Cost of investments(a)	$78,882,205	$27,770,383

Gross unrealized appreciation	34,517,198	8,060,073
Gross unrealized depreciation	(2,637,152)	(537,729)

Net tax unrealized appreciation	$31,880,046	$7,522,344

(a)	The difference between the cost basis of investments for federal income purposes from their cost for financial reporting purposes was primarily due to wash sales deferred for income tax purposes.

Note 5 –	Distributions to Shareholders

The Tax character of distributions paid during the six months ended May 31, 2011 and year ended November 30, 2010 for the Stephens Small Cap Growth Fund was as follows:

	May 31, 2011	November 30, 2010

Distributions Paid from:
Ordinary Income	$—	$—
Long-term capital gain	$1,068,708	$—

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Stephens Funds®

Notes to Financial Statements – as of May 31, 2011 (Unaudited), Continued

The Stephens Mid Cap Growth Fund did not have distributions for the six months ended May 31, 2011 or year ended November 30, 2010.

As of November 30 2010, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Stephens Small Cap	Stephens Mid Cap
	Growth Fund	Growth Fund

Net tax unrealized appreciation	$15,088,471	$4,136,466

Undistributed ordinary income	$—	$—
Undistributed long-term capital gain	1,068,637	—

Total distributable earnings	$1,068,637	$—

Other accumulated loss	$—	$(2,927,663)

Total accumulated gains	$16,157,108	$1,208,803

 Note 6 – Credit Facility

U.S. Bank, N.A. (the “Bank”) has made available to the Funds a credit facility to be used for temporary or extraordinary purposes. During the six months ended May 31, 2011, the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund did not draw on the line of credit and there was no loan payable balance at May 31, 2011. The maximum amounts available for the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund were $8,000,000 and $1,500,000, respectively.

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Stephens Funds®

Information About Proxy Voting (Unaudited)

Information regarding how the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund voted proxies relating to portfolio securities during the 12 months ending June 30, 2010 is available without charge, upon request, by calling (866) 735-7464. Furthermore, you can obtain the Form N-PX on the SEC’s website at www.sec.gov.

Information About The Portfolio Holdings (Unaudited)

The Stephens Small Cap Growth Fund and Stephens Mid Cap Growth Fund file their complete schedule of portfolio holdings for their first and third quarters with the SEC on Form N-Q. The Funds also disclose their calendar quarter-end holdings on their website at www.stephensfunds.com with a 30 day lag. Each Fund’s Form N-Q is available without charge, upon request, by calling (866) 735-7464. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

Information About Householding (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (866) 735-7464 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

WWW.STEPHENSFUNDS.COM

PRIVACY NOTICE

The Funds collect non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Semi-Annual Report

INVESTMENT ADVISOR

Stephens Investment Management Group, LLC
111 Center Street
Little Rock, Arkansas 72201

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103-3638

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York 10022

CUSTODIAN

U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Stephens Funds®	Ticker	CUSIP
Stephens Small Cap Growth Fund - Class A	STSGX	742935422
Stephens Small Cap Growth Fund - Class I	STSIX	742935380
Stephens Mid Cap Growth Fund - Class A	STMGX	742935414
Stephens Mid Cap Growth Fund - Class I	SFMIX	742935372

TRANSFER AGENT, FUND ACCOUNTANT AND FUND ADMINISTRATOR

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible.

Stephens
Investment Management Group

stephensimg.com

FOR ADDITIONAL INFORMATION CONTACT YOUR INVESTMENT ADVISOR OR VISIT STEPHENSFUNDS.COM

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.
(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)*	/s/ Eric W. Falkeis

Eric W. Falkeis, President
     Date July 28, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis

Eric W. Falkeis, President
     Date July 28, 2011

By (Signature and Title)*	/s/ Patrick J. Rudnick

Patrick J. Rudnick, Treasurer
     Date July 20, 2011

*	Print the name and title of each signing officer under his or her signature.